Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 2,949	₱ 3,537
Consolidated unrecognized deferred income tax assets	748	901
Fixed asset impairment [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,271	1,286
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,042	963
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	592	327
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	101	75
Lease liability over ROU assets under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	38	19
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	16	21
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	15	22
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	13	13
Interest on subordinated shareholder advances [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset recognized		(4)
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	(25)	28
Provisions [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized		₱ 787
Deductible temporary differences for which no deferred tax asset recognized	₱ (114)